Note Employee benefits (Contributions to the benefit plans) (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected employer contributions to the benefit plans during the next year	$ 229
OPEB Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected employer contributions to the benefit plans during the next year	$ 8,128